Significant capital and funding transactions	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Significant capital and funding transactions

Note 10 Significant capital and funding transactions
Subordinated debentures
On January 31, 2023, we issued $1,500 million of non-viability contingent capital (NVCC) subordinated debentures. The notes bear interest at a fixed rate of
5.01
% per annum until February 1, 2028, and at the Daily Compounded Canadian Overnight Repo Rate Average plus
2.12
% thereafter until their maturity on
February 1, 2033
.

Common shares issued
(1)

	For the three months ended
	January 31, 2023		January 31, 2022
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	269	$24	407	$34
Purchased for cancellation (3)	–	–	(8,871)	(111)
	269	$24	(8,464)	$(77)

(1)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2023 and January 31, 2022, our DRIP’s requirements were satisfied through open market purchases. The Bank issued shares from treasury on February 24, 2023 to satisfy the DRIP at a
2
% discount from the average market price as defined in the DRIP.

(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
During the three months ended January 31, 2023, we did not purchase for cancellation any common shares. During the three months ended January 31, 2022, we purchased for cancellation common shares at a total fair value of $1,214 million (average cost of $136.84 per share), with a book value of $111 million (book value of $12.45 per share).